STOCK-BASED COMPENSATION (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Line Items]
Total stock-based compensation			$ 408,206	$ 303,805	$ 827,963	$ 723,758	$ 2,787,666	$ 1,325,841	$ 1,091,517	$ 2,410,288	$ 1,452,964
Employee and director stock option grants
Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Line Items]
Total stock-based compensation	$ 1,534,054	$ 497,878					2,787,666	1,325,841		2,410,288	1,452,964
Employee and director stock option grants | Research and development
Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Line Items]
Total stock-based compensation	309,933	89,172					453,158	227,896		505,155	165,461
Employee and director stock option grants | General and administrative
Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Line Items]
Total stock-based compensation	$ 1,224,121	$ 408,706					$ 2,334,508	$ 1,097,945		$ 1,905,133	$ 1,287,502